Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes	Convertible notes consist of the following:
	June 30, 2025	December 31, 2024
YA Notes	$-	$6,574,380
Convertible notes	$-	$6,574,380